Schedule of Stock by Class (Details)	12 Months Ended
Feb. 28, 2013
Shareholders Equity Schedule Of Stock By Class 1	500,000,000
Shareholders Equity Schedule Of Stock By Class 2	500,000,000
Shareholders Equity Schedule Of Stock By Class 3	500,000,000
Shareholders Equity Schedule Of Stock By Class 4	9,999,900
Shareholders Equity Schedule Of Stock By Class 5	9,999,900
Shareholders Equity Schedule Of Stock By Class 6	9,999,900
Shareholders Equity Schedule Of Stock By Class 7	1,000,000
Shareholders Equity Schedule Of Stock By Class 8	1,000,000
Shareholders Equity Schedule Of Stock By Class 9	1,000,000
Shareholders Equity Schedule Of Stock By Class 10	100
Shareholders Equity Schedule Of Stock By Class 11	100
Shareholders Equity Schedule Of Stock By Class 12	100
Shareholders Equity Schedule Of Stock By Class 13	1,000,000
Shareholders Equity Schedule Of Stock By Class 14	1,000,000
Shareholders Equity Schedule Of Stock By Class 15	1,000,000
Shareholders Equity Schedule Of Stock By Class 16	4,000,000
Shareholders Equity Schedule Of Stock By Class 17	4,000,000
Shareholders Equity Schedule Of Stock By Class 18	4,000,000
Shareholders Equity Schedule Of Stock By Class 19	4,000,000
Shareholders Equity Schedule Of Stock By Class 20	4,000,000
Shareholders Equity Schedule Of Stock By Class 21	4,000,000
Shareholders Equity Schedule Of Stock By Class 22	20,000,000
Shareholders Equity Schedule Of Stock By Class 23	20,000,000
Shareholders Equity Schedule Of Stock By Class 24	20,000,000